Unaudited Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2023
Unaudited Condensed Financial Information of the Parent Company [Abstract]
Unaudited Condensed financial information of the parent company
18	Unaudited Condensed financial information of the parent company

The Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. Payment of dividends by entities organized in the PRC are subject to limitations, procedures and formalities. Regulations in the PRC currently permit payments of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in the PRC. The Company’s PRC subsidiaries are also required to set aside at least 10% of its after-tax profit based on PRC accounting standards each year to its statutory reserves account until the accumulative amount of such reserves reaches 50% of its respective registered capital. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends.

In addition, the Company’s operations and revenues are conducted and generated in the PRC, all of the Company’s revenue being earned and currency received is denominated in RMB. RMB is subject to the foreign exchange control regulation in China, and, as a result, the Company may be unable to distribute any dividends outside of China due to PRC foreign exchange control regulations that restrict the Company’s ability to convert RMB into USD.

Regulation S-X requires that the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party. The condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X as the restricted net assets of the Company’s PRC subsidiary exceed 25% of the consolidated net assets of the Company.

Certain information and footnote disclosures normally included in financial statements prepared in conformity with generally accepted accounting principles have been condensed or omitted. The Company’s investment in subsidiary is stated at cost plus equity in undistributed earnings of subsidiaries.

	December 31,	December 31,
	2023	2022
ASSETS

Current assets
Cash	$542	$47
Prepayments and other current assets	93	-
Total Current Assets	635	47

Deferred issuance costs	-	81
Investment in subsidiaries and VIEs (restricted)	107,312	91,695
Non-current assets	107,312	91,776
Total Assets	$107,947	$91,823

Liabilities and Equity

Current liabilities
Due to a related party	-	600
Total Current Liabilities	-	600
Total liabilities	-	600

Commitments and Contingencies

Shareholders’ Equity
Class A Ordinary share, $0.0001 par value, 400,000,000 shares authorized; 40,617,513 and 38,120,000 shares issued and outstanding as of December 31, 2023 and 2022, respectively.	4	4
Class B Ordinary share, $0.0001 par value, 100,000,000 shares authorized; 41,880,000 shares issued and outstanding as of December 31, 2023 and 2022.	4	4
Additional paid-in capital	83,762	79,549
Retained earnings	31,543	17,275
Accumulated other comprehensive (loss)	(7,366)	(5,609)
Total Shareholders’ Equity	107,947	91,223

Total Liabilities and Shareholders’ Equity	$107,947	$91,823

	Years Ended December 31,
	2023	2022	2021

Equity in earnings of subsidiaries	$10,715	$8,259	$6,898
General and administrative expenses	(421)	(472)	-
NET INCOME	10,294	7,787	6,898

OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	(1,757)	(8,157)	2,072
COMPREHENSIVE INCOME (LOSS)	$8,537	$(370)	$8,970

	Years Ended December 31,
	2023	2022	2021

Cash flows from operating activities
Net income	$10,294	$7,787	$6,898
Adjustments to reconcile net income to net cash used in operating activities:
Equity income of subsidiaries and VIEs	(10,715)	(8,259)	(6,898)
Prepaid expenses and other current assets	(92)	-	-
Net cash used in operating activities	(513)	(472)	-
Cash flows from investing activities
Loan to a subsidiary	(6,660)	-	-
Net cash used in investing activities	(6,660)	-	-
Cash flows from financing activities
Due to a related party	(600)	600	-
Deferred issuance costs	(279)	(81)	-
Proceeds from initial public offering	8,547	-	-
Net cash provided by financing activities	7,668	519	-
Net increase in cash	495	47	-
Cash, beginning of year	$47	$-	$-
Cash, end of year	$542	$47	$-